Deferred taxes (Tables)	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Schedule of deferred tax assets

in CHF	December 31, 2025		December 31, 2024
Tax losses (Switzerland)	₣	19,610,769	₣	11,163,549
Tax losses (Germany)		34,639,558		25,153,116
Total unrecognized deferred tax assets (expiring until 2028)	₣	54,250,327	₣	36,316,665
Possible tax effect	₣	16,817,601	₣	10,197,629

Deferred tax assets	December 31, 2025		December 31, 2024
Capital increase expenses	₣	1,639,197	₣	1,397,446
Balancing		(1,639,197)		(1,397,446)
Balance sheet recognition of deferred tax assets	₣	-	₣	-

Deferred tax liabilities	December 31, 2025		December 31, 2024
Intangible assets from addition Veraxa Biotech GmbH	₣	(9,652,055)	₣	(9,652,055)
Intangible assets from addition Synimmune GmbH		(8,840,889)		(8,840,889)
Amortization of intangible assets		2,413,015		1,930,412
Gross amount of deferred tax liabilities		(16,079,929)		(16,562,532)
Balancing		1,639,197		1,397,446
Balance sheet recognition of deferred tax liabilities	₣	(14,440,732)	₣	(15,165,086)